Financial risk management	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Financial risk management
22.	Financial risk management

PagSeguro Group activities expose it to a variety of financial risks: market risk (including currency risk and cash flow or fair value interest rate risk), fraud risk (chargebacks), credit risk and liquidity risk. The PagSeguro Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the PagSeguro Group’s financial performance. PagSeguro Group uses derivative financial instruments to hedge certain risk exposures, when applicable.

Among the main market risk factors that may affect the PagSeguro Group’s business are the following ones:

(i)	Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency. As of March 31, 2018 and December 31, 2017, the PagSeguro Group is not materially exposed to this foreign exchange risk.

(ii)	Fraud Risk (chargeback)

The PagSeguro Group’s sales transactions are susceptible to potentially fraudulent or improper sales and it uses two processes to control the fraud risk as such:

The first one consists of monitoring, on a real time basis, the transactions carried out with credit and debit cards and payment slips, through an anti-fraud system. This process approves or rejects suspicious transactions at the time of the authorization, based on statistical models that are revised on a periodic basis.

The second process detects chargebacks and disputes not identified by the first process. This is a complementary process and increases the PagSeguro Group’s ability to avoid new frauds.

(iii)	Credit risk

Credit risk is managed on a group basis and are limited to the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by PagSeguro Group to approve transactions with the issuers.

In order to mitigate this risk, the PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by the PagSeguro Group, classifying them into three groups:

(i)	card issuers with a low level of risk, with credit ratings assigned by FITCH, S&P and Moody’s, which do not require additional monitoring;

(ii)	card issuers with a medium level of risk, which are also monitored in accordance with the Basel and property, plant and equipment ratios; and

(iii)	card issuers with a high level of risk, which are assessed by the Committee at monthly meetings.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by these counterparties in addition to the amounts already recognized as chargebacks, presented under fraud risk.

(iv)	Liquidity risk

PagSeguro Group manages liquidity risk by maintaining reserves, bank and credit lines for the obtaining borrowings, when deemed appropriate. PagSeguro Group continuously monitors actual and projected cash flows, and matches the maturity profile of its financial assets and liabilities in order to ensure the PagSeguro Group has sufficient funds to honor its obligations to third parties and meet its operational needs.

PagSeguro Group invests cash surplus in interest bearings financial investments, choosing instruments with appropriate maturity or sufficient liquidity to provide adequate margin as determined by the forecasts.

At March 31, 2018, the PagSeguro Group held cash and cash equivalents of R$ 2,545,389 (R$ 66,767 at December 31, 2017).

The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
At March 31, 2018
Payables to third parties	2,759,059	150,703	35,515	30,020	—
Trade payables	103,868	8,980	1,894	2,055	2,358
Trade payables to related parties	—	44,973	—	—	—
Other payables	—	—	—	23,028	3,624
At December 31, 2017
Payables to third parties	2,890,080	133,070	31,081	26,338	—
Trade payables	81,152	6,032	1,740	1,083	2,437
Trade payables to related parties	—	—	—	39,101	—
Other payables	—	—	—	15,872	—

24.	Financial risk management

PagSeguro Group activities expose it to a variety of financial risks: market risk (including currency risk and cash flow or fair value interest rate risk), fraud risk (chargebacks), credit risk and liquidity risk. PagSeguro Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on PagSeguro Group’s financial performance. PagSeguro Group uses derivative financial instruments to hedge certain risk exposures.

Among the main market risk factors that may affect PagSeguro Group’s business are the following ones:

(i)	Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency. As of December 31, 2016, PagSeguro Group had borrowings denominated in foreign currency which are linked to derivatives (swaps).

In accordance with management’s policies, derivative transactions are allowed, as long as they are hedged by a swap entered into with prime financial institutions, for the sole purpose of hedging against risks of fluctuation in exchange or interest rates.

The amounts of derivative financial instruments are summarized as follows:

	December 31, 2016
	Maturity	Notional value	Fair value
Foreign exchange and interest	January 2017	129,480	132,761
Interbank Deposit Certificate (CDI)	January 2017	(129,480)	(138,036)

		—	(5,275)

Foreign exchange and interest	March 2017	70,000	71,537
Interbank Deposit Certificate (CDI)	March 2017	(70,000)	(72,875)

		—	(1,338)

Total		—	(6,613)

(ii)	Cash flow and fair value interest rate risk

This risk arises from the derivative financial instruments (swap) that replaces the risk of the exchange and interest rate variation associated with borrowings by the CDI. In this case, the swap’s liability leg is the CDI, exposing PagSeguro Group to the variation of this interest rate. For better risk management, PagSeguro Group chooses to enter into borrowings and derivatives with short-term maturities, which enable a better management of the rates. As of December 31, 2017, the Group is not exposed to this risk.

(iii)	Fraud Risk (chargeback)

Sales transactions which are intermediated by the PagSeguro Group are susceptible to potentially fraudulent or improper and PagSeguro Group uses two processes to control the fraud risk as such:

The first one consists of monitoring, on a real time basis, the transactions carried out with credit and debit cards and payment slips, through an anti-fraud system. This process approves or rejects suspicious transactions at the time of the authorization, based on statistical models that are revised on a periodic basis.

The second process detects chargebacks and disputes not identified by the first process. This is a complementary process and increases PagSeguro Group’s ability to avoid new frauds.

(iv)	Credit risk

Credit risk is managed on a group basis and are limited to the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by PagSeguro Group to approve transactions with the issuers.

In order to mitigate this risk, PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, classifying them into three groups:

(i)	card issuers with a low level of risk, with credit ratings assigned by FITCH, S&P and Moody’s , which do not require additional monitoring;

(ii)	card issuers with a medium level of risk, which are also monitored in accordance with the Basel and property, plant and equipment ratios; and

(iii)	card issuers with a high level of risk, which are assessed by the Committee at monthly meetings.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by these counterparties in addition to the amounts already derecognized as chargebacks, presented as fraud risk.

(v)	Liquidity risk

PagSeguro Group manages liquidity risk by maintaining reserves, bank and credit lines for the obtaining borrowings, when deemed appropriate. PagSeguro Group continuously monitors actual and projected cash flows, and matches the maturity profile of its financial assets and liabilities in order to ensure PagSeguro Group has sufficient funds to honor its obligations to third parties and meet its operational needs.

PagSeguro Group invests cash surplus in interest bearings financial investments, choosing instruments with appropriate maturity or sufficient liquidity to provide adequate margin as determined by the forecasts.

At December 31, 2017, PagSeguro Group held cash and cash equivalents of R$ 66,767 (R$ 79,969 at December 31, 2016).

The table below shows PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
At December 31, 2017
Payables to third parties	2,890,080	133,070	31,081	26,338	—
Trade payables	81,152	6,032	1,740	1,083	2,437
Trade payables to related parties	—	—	—	39,101	—
Other payables	—	—	—	15,872
At December 31, 2016
Payables to third parties	1,228,922	60,396	10,152	4,561	—
Trade payables	54,125	4,827	63	2,704	—
Trade payables to related parties	—	—	—	76,249	—
Borrowings	—	208,374	—	—	—
Dividends payable and interest on own capital	—	—	—	22,243	—
Other payables	—	—	—	15,244	—